Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments

21. Commitments
The Company has various lease commitments included in lease liabilities (note 12). In addition, the Company has commitments for variable lease payments, short-term leases, and leases of low-value
assets. The Company also has various purchase obligations such as cloud services, software support, and equipment. These commitments as at December 31, 2019, are as follows:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$

Variable lease payments	269.6	47.6	82.4	139.6
Short-term and low value lease payments	4.0	2.6	1.4	-
Leases not commenced but committed	50.6	2.3	10.2	38.1
Purchase obligations	67.6	43.9	20.5	3.2

	391.8	96.4	114.5	180.9
Future minimum payments receivable under
non-cancelable
sublease agreements as at December 31, 2019, are $14.5 (2018 - $19.2), of which $3.6 (2018 - nil) relates to sublease receivables included in other assets (note 15).